Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2026
Reportable Segments [Abstract]
Summary of analysis of revenue and profit from operations by segment	The following table shows 2026 revenue at 2026 rates of exchange, and 2026 revenue translated using 2025 rates of exchange.
The 2025 figures are stated at the 2025 rates of exchange.

Six months ended 30 June	2026			2025
	Reported	Exchange	Reported at CC1	Reported
Revenue	£m	£m	£m	£m
U.S.	5,687	206	5,893	5,432
AME	4,402	(83)	4,319	4,281
APMEA	2,146	61	2,207	2,356
Total Region	12,235	184	12,419	12,069
Notes to the analysis of revenue above:
1.CC: constant currency – measures are calculated based upon a re-translation, at the prior year’s exchange rates, of the current year’s results of the Group and, where applicable, its segments.
The following table shows 2026 profit from operations and adjusted profit from operations at 2026 rates of exchange, and 2026 adjusted profit from operations as adjusted for Canada[3] translated using 2025 rates of exchange.
The 2025 figures are stated at the 2025 rates of exchange.

Six months ended 30 June	2026
	Reported	Adj Items[1]	Adjusted	Exchange	Adjusted at CC2	Adj for Canada[3] at CC2	As adj. for Canada[3] at CC2
	£m	£m	£m	£m	£m	£m	£m
Profit from Operations
U.S.	2,595	652	3,247	124	3,371	—	3,371
AME	1,212	259	1,471	(28)	1,443	(109)	1,334
APMEA	459	249	708	8	716	—	716
Total Region	4,266	1,160	5,426	104	5,530	(109)	5,421
Net finance costs	(403)
Associates and joint ventures	189
Profit before tax	4,052
Taxation	(824)
Profit for the period	3,228

Six months ended 30 June	2025
	Reported	Adj Items[1]	Adjusted	Adj for Canada[3]	As adjusted for Canada[3]
	£m	£m	£m	£m	£m
Profit from Operations
U.S.	2,255	808	3,063	—	3,063
AME	1,969	(495)	1,474	(154)	1,320
APMEA	845	12	857	—	857
Total Region	5,069	325	5,394	(154)	5,240
Net finance costs	(969)
Associates and joint ventures	1,474
Profit before tax	5,574
Taxation	(1,009)
Profit for the period	4,565
Notes to the analysis of profit from operations above:
1.Adjusting items represent certain items which the Group considers distinctive based upon their size, nature or incidence.
2.CC: constant currency – measures are calculated based upon a re-translation, at the prior year’s exchange rates, of the current year’s results of the Group and, where applicable, its segments.
3.The adjustment in respect of Canada is discussed on pages 47 and 48, with the adjustment based upon a percentage (2026: 85%; 2025: 100%) of the net income after taxes earned from all sources, excluding New Categories, in Canada.